MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS
MAJOR CUSTOMERS

19. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2011	2012	2013
	$	$	$
Company A	43,259,305	56,430,779	220,566,017
Company B	—	—	196,538,334

        The accounts receivable from the three customers with the largest receivable balances represents 15%, 7% and 6% of the balance of the account at December 31, 2013, and 10%, 8% and 8% of the balance of the account at December 31, 2012, respectively. The balance from the customer with the largest receivable balance is $42,655,751 and $25,276,990 as of December 31, 2013 and at December 31, 2012 respectively.